Columbia Multi Strategy Alternatives Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	191,208	191,871
Affirm Asset Securitization Trust(a),(b),(c),(d),(e)
Subordinated Series 2024-X1 Class CERT
05/15/2029	0.000%	7,000	511,000
ARES XLIV CLO Ltd.(a),(f)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.433%	500,000	492,519
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	861,927
LendingClub Receivables Trust(a),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	85,000
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	50,271	50,270
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	560,111	553,949
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	272,217	271,341
LL ABS Trust(a)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	1,000,000	1,014,961
LP LMS Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	104,822	103,774
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	63,605	62,546
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	338,039	339,107
Octagon Investment Partners 47 Ltd.(a),(f)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.794%	750,000	716,900
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	550,000	556,270
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	128,000
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	696
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	7,785
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	88,219	88,064
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	700,000	708,950
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	18,963	18,928
Series 2023-6 Class D
06/16/2031	9.000%	209,946	210,375
Series 2024-1 Class A
07/15/2031	6.660%	274,213	277,759
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	399,976	400,569
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	799,922	809,514
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	439,984	464,940
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	2,849,604	2,903,812
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	849,993	873,927
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	599,846	610,531
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	399,900	405,321
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	249,938	254,233
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	349,844	354,493
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	900,000	911,754
Pagaya AI Debt Trust(a),(g)
Series 2022-2 Class AB
01/15/2030	5.717%	116,605	116,685
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	428,599	429,411

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	343,415	333,504
RR 16 Ltd.(a),(f)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.813%	266,667	260,407
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	260,735	261,334
Theorem Funding Trust(a)
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	266,311	266,001
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	62,643	61,774
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	1,500,000	1,510,026
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	307,161
Total Asset-Backed Securities — Non-Agency (Cost $20,980,690)			18,787,389

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.835%	1,307,220	67,388
Series 2019-131 Class IO
07/16/2061	0.803%	2,624,657	150,097
Series 2020-19 Class IO
12/16/2061	0.718%	1,596,759	77,718
Series 2020-3 Class IO
02/16/2062	0.615%	1,924,657	79,074
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,049,140)			374,277

Commercial Mortgage-Backed Securities - Non-Agency 1.1%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	378,545
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	1,100,000	750,405
COMM Mortgage Trust(a),(g)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	2,200,000	2,050,064
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,500,000	871,775
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	85,053
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	327,875	302,499
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	545,491
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	6.305%	1,000,000	909,874
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $8,225,735)			5,893,706

Residential Mortgage-Backed Securities - Agency(j) 38.1%

Fannie Mae REMICS(f),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	0.737%	1,808,472	265,251
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.737%	1,687,498	224,006
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	0.637%	2,843,233	374,399
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.537%	4,792,928	591,397
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	0.634%	3,109,965	381,200
Federal Home Loan Mortgage Corp.
09/01/2052	4.500%	4,407,192	4,292,961
11/01/2052	4.000%	1,806,284	1,716,052
12/01/2052	5.000%	1,598,684	1,622,344
09/01/2053	5.500%	1,858,483	1,889,613
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(f),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	1.037%	614,575	93,637
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.617%	1,181,488	187,276
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.587%	1,765,981	288,631
Federal Home Loan Mortgage Corp. REMICS(f),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	0.532%	3,141,584	400,800
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	0.637%	2,029,703	287,569
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,564,146	434,941
CMO Series 5183 Class IO
01/25/2052	3.000%	4,204,206	642,385
Federal National Mortgage Association
09/01/2052	5.000%	1,817,167	1,817,644
01/01/2054	5.500%	2,119,015	2,162,364
Federal National Mortgage Association(f),(h)
CMO Series 2016-53 Class AS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.537%	12,264,628	1,321,385
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.000%	2,776,649	247,672
Federal National Mortgage Association REMICS(f),(h)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	0.637%	1,309,144	145,799
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.587%	2,856,442	446,031
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	0.687%	1,864,618	252,908
Freddie Mac REMICS(f),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.587%	1,601,344	198,468
Government National Mortgage Association(f),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	1.147%	1,432,807	190,785
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.600%	1,885,158	262,153
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	17,969,168	307,278
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	0.650%	2,097,129	276,037
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.650%	2,309,222	295,267
CMO Series 2019-98 Class SB
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	0.650%	6,712,795	799,319
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.750%	1,205,512	157,288

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	0.850%	4,907,092	644,005
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.850%	7,244,040	1,158,157
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.600%	1,842,779	258,214
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.700%	2,092,618	267,525
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.850%	2,090,158	304,016
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.850%	2,929,845	406,970
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	6,723,714	91,629
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.850%	3,383,935	470,177
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 0.114% Cap 6.300% 08/20/2051	0.850%	4,535,869	669,343
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.850%	3,343,408	490,913
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	5,413,409	68,613
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.850%	3,106,614	485,262
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	18,885,297	64,248
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.850%	3,239,473	490,784
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.850%	2,470,306	342,316
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	3,176,360	87,248
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.850%	3,077,133	438,410
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	0.647%	4,486,708	461,724
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	2,790,443	68,955
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	0.600%	2,799,021	392,250
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.377%	1,463,878	97,465
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.600%	4,133,827	514,418
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	0.547%	5,054,618	226,870
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.600%	2,727,286	350,612
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	0.297%	5,389,313	356,439
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	0.997%	2,023,170	215,878
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	0.797%	1,833,490	159,787
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	0.047%	5,272,080	272,883
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	0.047%	2,976,060	214,786
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	0.047%	3,847,751	294,272
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.897%	1,585,032	257,120
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	1.947%	1,995,747	310,687
Government National Mortgage Association(h)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	4,162,778	584,500
CMO Series 2020-146 Class NI
10/20/2050	2.000%	17,913,192	2,027,951
CMO Series 2020-164 Class CI
11/20/2050	3.000%	1,876,295	298,010
CMO Series 2020-175 Class KI
11/20/2050	2.500%	2,916,112	397,812
CMO Series 2020-191 Class UC
12/20/2050	4.000%	1,981,619	399,996
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,273,443	362,625
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,624,467	609,467
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,808,771	307,051
CMO Series 2021-25 Class GI
02/20/2051	2.500%	3,744,468	556,365
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,707,964	328,667
Government National Mortgage Association TBA(k)
09/23/2054	4.500%	20,000,000	19,591,406
Uniform Mortgage-Backed Security TBA(k)
09/16/2054	3.000%	16,000,000	14,192,821
09/16/2054	3.500%	29,595,420	27,244,934
09/16/2054	4.000%	35,500,000	33,684,613
09/16/2054	4.500%	29,000,000	28,209,513
09/16/2054	5.000%	21,000,000	20,848,844
09/16/2054	6.000%	20,000,000	20,367,123
Total Residential Mortgage-Backed Securities - Agency (Cost $210,581,892)			203,516,534

Residential Mortgage-Backed Securities - Non-Agency 14.7%

510 Asset Backed Trust(a),(l)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	424,446	418,349

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A&D Mortgage Trust(a),(l)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	314,607	317,220
Ajax Mortgage Loan Trust(a),(l)
CMO Series 2021-C Class A
01/25/2061	2.115%	208,242	205,816
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	4.402%	465,000	270,568
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	306,700	263,935
Angel Oak Mortgage Trust(a),(l)
CMO Series 2024-6 Class A1
11/25/2067	4.650%	688,017	677,057
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,744,245
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,679,052
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	297,397
CMO Series 2020-NQM1 Class B2
05/25/2060	5.814%	430,000	399,983
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	178,953
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	259,158
BRAVO Residential Funding Trust(a),(f)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.749%	338,000	338,612
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	8.749%	353,000	354,552
BVRT Financing Trust(a),(e),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	2,068,746	2,068,746
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	863,947	831,264
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	307,565
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-3 Class M1
07/25/2058	8.258%	800,000	816,306
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	650,000	554,641
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.548%	500,000	379,030
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.258%	473,000	470,795
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.258%	300,000	295,565
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.188%	200,000	199,135
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.258%	300,000	301,239
CHNGE Mortgage Trust(a),(l)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	250,000	249,865
CIM Trust(a),(l)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	457,589	453,290
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	332,636	329,861
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	998,560	732,863
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	199,171
CMO Series 2021-3 Class A3
09/27/2066	1.419%	504,482	421,623
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	300,389
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.613%	400,000	346,876
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	124,475
Connecticut Avenue Securities Trust(a),(f)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.849%	550,000	575,567
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.349%	900,000	949,422
Credit Suisse Mortgage Trust(a),(l)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	949,317	947,835
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(g)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	196,164	194,653
CMO Series 2022-RPL3 Class A1
03/25/2061	3.846%	763,211	815,608
Deephaven Residential Mortgage Trust(a),(g)
Subordinated CMO Series 2020-2 Class B4
05/25/2065	5.787%	725,055	671,789
Fannie Mae Connecticut Avenue Securities(a),(f)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.549%	800,000	840,268
FIGRE Trust(a),(g)
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	150,000	154,041
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	250,000	257,125
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	150,000	152,845
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	150,000	152,996
Freddie Mac STACR(f)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	1,553,646	1,523,543
Freddie Mac STACR REMIC Trust(a),(f)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.999%	1,000,000	1,130,428
Subordinated CMO Series 2020-HQA4 Class B1
30-day Average SOFR + 5.364% 09/25/2050	10.713%	1,878,670	2,139,336
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.099%	1,050,000	1,124,983
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.849%	1,650,000	1,856,629
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.849%	550,000	594,585
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.749%	1,800,000	2,168,679
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	560,412
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(f)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.248%	1,619,462	1,628,638
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	10.298%	500,000	512,667
Home Re Ltd.(a),(f)
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% 10/25/2028	8.392%	64,427	64,607
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	250,546
HTAP(a),(g)
CMO Series 2024-1 Class A
04/25/2037	7.000%	514,932	514,038
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.138%	500,000	395,040
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.435%	350,000	284,544
Legacy Mortgage Asset Trust(a),(l)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	338,533	341,634
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	496,943	493,473
LHOME Mortgage Trust(a),(l)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	600,000	610,239
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	400,000	406,821
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	300,000	306,583
loanDepot GMSR Master Trust(a),(f)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	7.122%	850,000	846,807
Mello Mortgage Capital Acceptance(a),(l)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	500,000	422,113
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	2,041,448
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.998%	750,000	529,487

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.871%	200,000	133,256
NYMT Loan Trust(a),(l)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	500,000	503,765
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.902%	400,000	322,211
CMO Series 2024-CP1 Class M1
02/25/2068	3.902%	150,000	115,695
NYMT Trust(a),(l)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	981,995	988,469
Oaktown Re V Ltd.(a),(f)
CMO Series 2020-2A Class M2
30-day Average SOFR + 5.364% Floor 5.250% 10/25/2030	10.713%	238,792	241,294
Oaktown Re VI Ltd.(a),(f)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	9.299%	500,000	515,148
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	716,122	706,559
Preston Ridge Partners Mortgage(a),(l)
CMO Series 2021-4 Class A2
04/25/2026	3.474%	409,885	405,780
Preston Ridge Partners Mortgage LLC(a),(l)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	212,686	213,112
Preston Ridge Partners Mortgage Trust(a),(l)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	681,721	672,637
CMO Series 2021-3 Class A1
04/25/2026	4.867%	388,838	384,894
CMO Series 2021-5 Class A2
06/25/2026	3.721%	710,058	701,097
CMO Series 2021-7 Class A1
08/25/2026	1.867%	915,782	902,582
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	618,668
PRET LLC(a),(l)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	330,129	334,526
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	1,000,000	1,004,675
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	500,000	505,661
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	391,102	398,311
CMO Series 2024-NPL3 Class A2
04/27/2054	10.038%	400,000	406,998
CMO Series 2024-NPL4 Class A2
07/25/2054	9.437%	407,000	409,433
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	711,629	722,886
Pretium Mortgage Credit Partners(a),(l)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	482,174	484,877
Pretium Mortgage Credit Partners LLC(a),(l)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	900,000	875,892
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	314,940	310,028
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,415,438
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	500,724	469,510
PRPM LLC(a),(l)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	401,224	395,353
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	140,298
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	648,008
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	200,000	184,775
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	850,000	721,272
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	165,000	151,021
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	135,000	112,956
PRPM Trust(a),(g)
CMO Series 2023-NQM1 Class M1
01/25/2068	6.327%	1,780,000	1,762,390
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	350,000	330,462
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.327%	300,000	293,587
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.496%	150,000	145,031
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO VII Mortgage LLC(a),(l)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	1,150,000	1,144,247
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	678,711
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.370%	400,000	308,716
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.370%	400,000	294,729
Saluda Grade Alternative Mortgage Trust(c),(e),(g)
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	4.304%	619,702	770,786
Stanwich Mortgage Loan Co. LLC(a),(l)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	300,391	298,803
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	230,824
CMO Series 2021-3 Class A1
06/25/2056	1.127%	284,305	242,571
Toorak Mortgage Trust(a),(g)
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.398%	250,000	253,234
Triangle Re Ltd.(a),(f)
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.891%	650,000	690,227
VCAT Asset Securitization LLC(a),(l)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	303,987	299,104
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	692,829	693,566
Vericrest Opportunity Loan Transferee(a),(l)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	336,144	333,924
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	423,328
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	150,000	149,086
Verus Securitization Trust(a),(g)
CMO Series 2023-1 Class M1
12/25/2067	6.926%	2,500,000	2,502,021
CMO Series 2023-INV1 Class M1
02/25/2068	7.550%	800,000	806,342
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	461,873
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	327,406
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.926%	1,750,000	1,726,684
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.550%	450,000	445,318
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	209,234
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	180,354
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	178,856
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	92,242
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	764,427
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $75,895,826)			78,402,193

Treasury Bills 16.1%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 16.1%
U.S. Treasury Bills
09/17/2024	5.450%	40,500,000	40,391,426
U.S. Treasury Bills(m)
11/05/2024	4.840%	45,750,000	45,347,329
Total			85,738,755
Total Treasury Bills (Cost $85,711,545)			85,738,755

Call Option Contracts Purchased 0.8%
Value ($)
(Cost $3,212,050)	4,518,378

Put Option Contracts Purchased 0.0%

(Cost $1,201,897)	136,271

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)

Money Market Funds 45.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(n),(o)	241,743,866	241,695,517
Total Money Market Funds (Cost $241,683,090)		241,695,517
Total Investments in Securities (Cost: $648,541,865)		639,063,020
Other Assets & Liabilities, Net		(104,728,515)
Net Assets		534,334,505
At August 31, 2024, securities and/or cash totaling $80,267,687 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
44,399,000 AUD	29,756,210 USD	Barclays	09/11/2024	—	(300,537)
1,384,000 NOK	131,585 USD	Barclays	09/11/2024	1,068	—
110,028,000 SEK	10,463,084 USD	Barclays	09/11/2024	—	(256,287)
15,195,172 USD	22,404,000 AUD	Barclays	09/11/2024	—	(28,359)
26,039,027 USD	286,234,000 NOK	Barclays	09/11/2024	953,854	—
24,047,000 EUR	26,061,396 USD	Citi	09/11/2024	—	(528,687)
25,403,000 SEK	2,421,623 USD	Citi	09/11/2024	—	(53,239)
26,032,354 USD	35,989,000 CAD	Citi	09/11/2024	678,622	—
10,717,501 AUD	7,279,928 USD	Citi	09/18/2024	23,237	—
46,728,583 AUD	30,905,178 USD	Citi	09/18/2024	—	(734,185)
74,954,458 BRL	13,801,398 USD	Citi	09/18/2024	523,887	—
2,073,500 BRL	363,882 USD	Citi	09/18/2024	—	(3,420)
51,315,914 CAD	37,372,174 USD	Citi	09/18/2024	—	(722,924)
36,160,671 CHF	40,916,465 USD	Citi	09/18/2024	—	(1,693,309)
20,814,771,375 COP	5,128,079 USD	Citi	09/18/2024	159,843	—
5,499,999,999 COP	1,301,563 USD	Citi	09/18/2024	—	(11,221)
63,999,253 CZK	2,834,485 USD	Citi	09/18/2024	7,717	—
265,572,579 CZK	11,575,626 USD	Citi	09/18/2024	—	(154,389)
8,012,275 EUR	8,908,721 USD	Citi	09/18/2024	46,268	—
70,194,573 EUR	76,041,047 USD	Citi	09/18/2024	—	(1,601,826)
3,278,609 GBP	4,334,147 USD	Citi	09/18/2024	27,784	—
21,977,732 GBP	28,179,088 USD	Citi	09/18/2024	—	(688,062)
2,596,136,374 HUF	7,339,163 USD	Citi	09/18/2024	40,400	—
2,835,068,998 HUF	7,853,558 USD	Citi	09/18/2024	—	(116,938)
4,107,464,868 IDR	266,297 USD	Citi	09/18/2024	954	—
29,607,464,867 IDR	1,837,366 USD	Citi	09/18/2024	—	(75,276)
32,881,313 ILS	8,849,026 USD	Citi	09/18/2024	—	(197,984)
586,629,235 INR	7,002,770 USD	Citi	09/18/2024	10,770	—
1,250,850,265 INR	14,894,052 USD	Citi	09/18/2024	—	(14,761)
4,653,901,263 JPY	32,204,037 USD	Citi	09/18/2024	304,518	—
4,864,632,864 JPY	31,739,092 USD	Citi	09/18/2024	—	(1,604,858)
479,916,026 MXN	26,182,353 USD	Citi	09/18/2024	1,867,040	—
47,349,250 MXN	2,397,787 USD	Citi	09/18/2024	—	(1,199)
125,473,986 NOK	11,897,316 USD	Citi	09/18/2024	62,896	—
220,500,000 NOK	20,436,037 USD	Citi	09/18/2024	—	(361,020)
79,413,165 NZD	48,355,535 USD	Citi	09/18/2024	—	(1,291,829)
296,000 PEN	79,122 USD	Citi	09/18/2024	148	—
5,005,000 PEN	1,315,440 USD	Citi	09/18/2024	—	(19,904)
467,224,000 PHP	7,974,751 USD	Citi	09/18/2024	—	(340,032)
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,157,686 PLN	3,944,143 USD	Citi	09/18/2024	32,172	—
72,117,717 PLN	18,122,210 USD	Citi	09/18/2024	—	(490,288)
128,270,624 SEK	12,582,529 USD	Citi	09/18/2024	81,274	—
137,416,720 SEK	12,833,485 USD	Citi	09/18/2024	—	(559,149)
1,350,694 SGD	1,037,919 USD	Citi	09/18/2024	1,983	—
31,792,269 SGD	23,671,554 USD	Citi	09/18/2024	—	(712,045)
208,000,000 THB	5,720,030 USD	Citi	09/18/2024	—	(432,748)
265,337,568 TWD	8,343,371 USD	Citi	09/18/2024	34,222	—
121,309,523 TWD	3,752,890 USD	Citi	09/18/2024	—	(45,965)
35,156,153 USD	52,912,084 AUD	Citi	09/18/2024	669,984	—
3,073,678 USD	4,534,000 AUD	Citi	09/18/2024	—	(3,761)
1,855,151 USD	10,563,001 BRL	Citi	09/18/2024	15,990	—
12,224,388 USD	66,464,957 BRL	Citi	09/18/2024	—	(450,717)
35,666,435 USD	48,487,663 CAD	Citi	09/18/2024	329,071	—
2,101,977 USD	2,828,251 CAD	Citi	09/18/2024	—	(2,385)
24,958,548 USD	21,613,959 CHF	Citi	09/18/2024	510,169	—
9,036,831 USD	7,622,563 CHF	Citi	09/18/2024	—	(54,817)
297,617 USD	1,250,000,000 COP	Citi	09/18/2024	743	—
7,088,006 USD	28,455,146,501 COP	Citi	09/18/2024	—	(296,104)
4,968,009 USD	113,541,663 CZK	Citi	09/18/2024	46,987	—
4,928,594 USD	111,274,568 CZK	Citi	09/18/2024	—	(13,733)
72,127,623 USD	66,063,752 EUR	Citi	09/18/2024	946,110	—
11,411,313 USD	10,239,595 EUR	Citi	09/18/2024	—	(85,202)
35,455,641 USD	27,760,217 GBP	Citi	09/18/2024	1,006,645	—
15,971,316 USD	5,792,081,998 HUF	Citi	09/18/2024	312,508	—
2,038,124 USD	32,964,929,735 IDR	Citi	09/18/2024	91,411	—
48,719 USD	750,000,000 IDR	Citi	09/18/2024	—	(269)
5,229,852 USD	19,386,188 ILS	Citi	09/18/2024	104,090	—
1,993,975 USD	7,205,500 ILS	Citi	09/18/2024	—	(11,444)
1,427,936 USD	120,000,000 INR	Citi	09/18/2024	2,337	—
20,969,298 USD	1,753,979,500 INR	Citi	09/18/2024	—	(63,717)
50,643,825 USD	7,773,534,127 JPY	Citi	09/18/2024	2,638,784	—
11,986,349 USD	1,745,000,000 JPY	Citi	09/18/2024	—	(25,489)
291,293 USD	5,750,000 MXN	Citi	09/18/2024	36	—
31,091,314 USD	561,114,527 MXN	Citi	09/18/2024	—	(2,662,016)
8,188,786 USD	87,646,861 NOK	Citi	09/18/2024	77,866	—
25,136,557 USD	264,144,500 NOK	Citi	09/18/2024	—	(223,050)
43,204,609 USD	70,474,772 NZD	Citi	09/18/2024	854,668	—
2,896,360 USD	4,621,393 NZD	Citi	09/18/2024	—	(7,167)
535,028 USD	2,010,127 PEN	Citi	09/18/2024	1,277	—
798,151 USD	2,982,636 PEN	Citi	09/18/2024	—	(2,378)
6,780,137 USD	388,890,001 PHP	Citi	09/18/2024	140,604	—
494,383 USD	27,777,999 PHP	Citi	09/18/2024	—	(42)
17,516,370 USD	69,200,732 PLN	Citi	09/18/2024	343,298	—
4,693,751 USD	18,074,671 PLN	Citi	09/18/2024	—	(28,951)
31,336,037 USD	328,849,720 SEK	Citi	09/18/2024	713,657	—
14,114,910 USD	18,670,874 SGD	Citi	09/18/2024	205,021	—
9,309,331 USD	12,110,940 SGD	Citi	09/18/2024	—	(20,648)
5,891,077 USD	208,000,000 THB	Citi	09/18/2024	261,701	—
14,101,835 USD	455,155,975 TWD	Citi	09/18/2024	151,550	—
188,648 USD	6,000,000 TWD	Citi	09/18/2024	—	(756)
16,013,991 USD	294,611,225 ZAR	Citi	09/18/2024	491,476	—
2,000,340 USD	35,426,822 ZAR	Citi	09/18/2024	—	(15,567)
15,125,000 ZAR	856,887 USD	Citi	09/18/2024	9,516	—
320,516,693 ZAR	17,275,229 USD	Citi	09/18/2024	—	(681,580)
102,383,411 CNH	14,199,617 USD	Citi	09/19/2024	—	(269,539)
9,265,200,250 KRW	6,974,729 USD	Citi	09/19/2024	36,707	—
12,025,000,001 KRW	8,757,532 USD	Citi	09/19/2024	—	(247,101)

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,886,447 USD	99,318,731 CNH	Citi	09/19/2024	149,598	—
14,433,933 USD	19,840,200,251 KRW	Citi	09/19/2024	422,924	—
1,097,243 USD	1,450,000,000 KRW	Citi	09/19/2024	—	(11,445)
1,336,458,333 CLP	1,471,853 USD	Citi	09/23/2024	9,632	—
7,324,974,669 CLP	7,874,541 USD	Citi	09/23/2024	—	(139,721)
5,023,609 USD	4,671,638,486 CLP	Citi	09/23/2024	87,635	—
4,024,260 USD	3,645,334,958 CLP	Citi	09/23/2024	—	(35,896)
5,590,002 BRL	998,418 USD	Citi	12/18/2024	18,500	—
483,501 BRL	84,663 USD	Citi	12/18/2024	—	(93)
14,758,638 CAD	10,977,970 USD	Citi	12/18/2024	—	(6,258)
9,604,961 CHF	11,499,875 USD	Citi	12/18/2024	61,482	—
4,020,240 CHF	4,785,933 USD	Citi	12/18/2024	—	(1,706)
688,919,119 CLP	756,807 USD	Citi	12/18/2024	4,009	—
344,459,561 CLP	375,113 USD	Citi	12/18/2024	—	(1,286)
1,021,559 CNH	145,598 USD	Citi	12/18/2024	28	—
11,461,660 CNH	1,624,615 USD	Citi	12/18/2024	—	(8,649)
75,170,398 CZK	3,339,151 USD	Citi	12/18/2024	10,474	—
8,681,364 EUR	9,708,610 USD	Citi	12/18/2024	67,507	—
1,048,416 GBP	1,388,349 USD	Citi	12/18/2024	10,836	—
750,000,000 IDR	48,586 USD	Citi	12/18/2024	424	—
13,250,000,000 IDR	843,520 USD	Citi	12/18/2024	—	(7,329)
25,000,000 JPY	175,212 USD	Citi	12/18/2024	1,696	—
1,175,000,000 KRW	890,103 USD	Citi	12/18/2024	6,127	—
750,000,000 KRW	563,342 USD	Citi	12/18/2024	—	(898)
11,500,000 MXN	584,356 USD	Citi	12/18/2024	9,867	—
5,750,000 MXN	287,236 USD	Citi	12/18/2024	—	(8)
8,906,250 NOK	845,422 USD	Citi	12/18/2024	4,342	—
8,232,696 NZD	5,162,852 USD	Citi	12/18/2024	15,194	—
14,901,492 NZD	9,294,757 USD	Citi	12/18/2024	—	(22,699)
1,232,948 PEN	329,844 USD	Citi	12/18/2024	979	—
999,711 PEN	265,924 USD	Citi	12/18/2024	—	(730)
55,556,000 PHP	987,835 USD	Citi	12/18/2024	465	—
166,111,999 PHP	2,948,737 USD	Citi	12/18/2024	—	(3,491)
6,494,001 PLN	1,686,636 USD	Citi	12/18/2024	14,351	—
11,000,000 SEK	1,083,769 USD	Citi	12/18/2024	6,224	—
12,110,938 SGD	9,351,486 USD	Citi	12/18/2024	18,666	—
4,844,375 SGD	3,726,675 USD	Citi	12/18/2024	—	(6,453)
1,125,000 THB	33,308 USD	Citi	12/18/2024	—	(195)
226,746 USD	334,500 AUD	Citi	12/18/2024	72	—
7,635,886 USD	11,223,500 AUD	Citi	12/18/2024	—	(25,436)
4,919,533 USD	27,529,627 BRL	Citi	12/18/2024	—	(93,635)
1 USD	1 CAD	Citi	12/18/2024	—	—
2,152,638 USD	2,891,500 CAD	Citi	12/18/2024	—	(617)
1,320,631 USD	1,098,971 CHF	Citi	12/18/2024	—	(11,884)
1 USD	0 CLP	Citi	12/18/2024	—	(1)
284 USD	2,000 CNH	Citi	12/18/2024	1	—
2,461,910 USD	10,171,125,373 COP	Citi	12/18/2024	—	(64,911)
11,633,862 USD	10,407,248 EUR	Citi	12/18/2024	—	(76,075)
8,039,823 USD	6,126,981 GBP	Citi	12/18/2024	10,417	—
5,568,236 USD	4,213,059 GBP	Citi	12/18/2024	—	(32,698)
7,457,746 USD	2,646,136,374 HUF	Citi	12/18/2024	—	(40,620)
294,312 USD	4,607,464,867 IDR	Citi	12/18/2024	1,557	—
265,818 USD	4,107,464,868 IDR	Citi	12/18/2024	—	(2,057)
10,807,986 USD	910,850,265 INR	Citi	12/18/2024	10,175	—
1,265,977 USD	106,564,618 INR	Citi	12/18/2024	—	(310)
19,773,065 USD	2,818,372,647 JPY	Citi	12/18/2024	—	(211,698)
5,932,541 USD	7,836,400,187 KRW	Citi	12/18/2024	—	(37,060)
2,364,414 USD	47,349,250 MXN	Citi	12/18/2024	943	—
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,482,353 USD	127,698,499 MXN	Citi	12/18/2024	—	(103,108)
2,038,989 USD	21,452,125 NOK	Citi	12/18/2024	—	(13,114)
310,621 USD	17,500,000 PHP	Citi	12/18/2024	398	—
44,452 USD	2,500,000 PHP	Citi	12/18/2024	—	(21)
4,831,162 USD	18,614,182 PLN	Citi	12/18/2024	—	(37,781)
10,870,594 USD	110,270,624 SEK	Citi	12/18/2024	—	(68,628)
514,503 USD	668,576 SGD	Citi	12/18/2024	709	—
808,923 USD	1,047,693 SGD	Citi	12/18/2024	—	(1,559)
474,438 USD	16,000,000 THB	Citi	12/18/2024	2,044	—
8,450,028 USD	265,337,568 TWD	Citi	12/18/2024	—	(39,156)
1,001,296 USD	18,124,999 ZAR	Citi	12/18/2024	6,468	—
850,560 USD	15,124,998 ZAR	Citi	12/18/2024	—	(9,599)
18,426,820 ZAR	1,036,490 USD	Citi	12/18/2024	11,945	—
24,760,156 ZAR	1,366,128 USD	Citi	12/18/2024	—	(10,555)
1 CLP	0 USD	Credit Suisse	09/23/2024	—	—
19,186,000 NOK	1,745,359 USD	Goldman Sachs International	09/11/2024	—	(63,948)
2,312,024 USD	2,104,000 EUR	Goldman Sachs International	09/11/2024	14,484	—
28,185,026 USD	4,015,608,000 JPY	Goldman Sachs International	09/11/2024	—	(688,604)
568,928 USD	6,100,000 SEK	Goldman Sachs International	09/11/2024	25,359	—
325,000 EUR	359,073 USD	HSBC	09/11/2024	—	(297)
10,717,500 AUD	7,279,964 USD	JPMorgan	09/18/2024	23,273	—
46,728,582 AUD	30,905,331 USD	JPMorgan	09/18/2024	—	(734,031)
74,954,459 BRL	13,801,467 USD	JPMorgan	09/18/2024	523,956	—
2,073,500 BRL	363,884 USD	JPMorgan	09/18/2024	—	(3,418)
1 CAD	1 USD	JPMorgan	09/18/2024	—	—
51,315,908 CAD	37,372,356 USD	JPMorgan	09/18/2024	—	(722,738)
36,160,671 CHF	40,916,669 USD	JPMorgan	09/18/2024	—	(1,693,103)
20,814,771,372 COP	5,128,105 USD	JPMorgan	09/18/2024	159,869	—
5,500,000,001 COP	1,301,569 USD	JPMorgan	09/18/2024	—	(11,215)
63,999,251 CZK	2,834,499 USD	JPMorgan	09/18/2024	7,731	—
265,572,585 CZK	11,575,684 USD	JPMorgan	09/18/2024	—	(154,331)
8,012,252 EUR	8,908,740 USD	JPMorgan	09/18/2024	46,313	—
70,194,751 EUR	76,041,621 USD	JPMorgan	09/18/2024	—	(1,601,448)
3,278,609 GBP	4,334,169 USD	JPMorgan	09/18/2024	27,806	—
21,977,730 GBP	28,179,226 USD	JPMorgan	09/18/2024	—	(687,921)
2,596,136,374 HUF	7,339,199 USD	JPMorgan	09/18/2024	40,437	—
2,835,069,002 HUF	7,853,597 USD	JPMorgan	09/18/2024	—	(116,899)
4,107,464,868 IDR	266,586 USD	JPMorgan	09/18/2024	1,244	—
29,607,464,867 IDR	1,836,869 USD	JPMorgan	09/18/2024	—	(75,773)
32,881,312 ILS	8,849,070 USD	JPMorgan	09/18/2024	—	(197,939)
586,629,233 INR	7,002,805 USD	JPMorgan	09/18/2024	10,805	—
1,250,850,266 INR	14,894,003 USD	JPMorgan	09/18/2024	—	(14,810)
4,653,901,262 JPY	32,204,198 USD	JPMorgan	09/18/2024	304,679	—
4,864,632,859 JPY	31,739,250 USD	JPMorgan	09/18/2024	—	(1,604,699)
479,916,023 MXN	26,182,484 USD	JPMorgan	09/18/2024	1,867,171	—
47,349,250 MXN	2,397,799 USD	JPMorgan	09/18/2024	—	(1,187)
125,473,984 NOK	11,897,375 USD	JPMorgan	09/18/2024	62,955	—
220,500,000 NOK	20,436,139 USD	JPMorgan	09/18/2024	—	(360,918)
79,413,161 NZD	48,355,774 USD	JPMorgan	09/18/2024	—	(1,291,587)
296,000 PEN	79,122 USD	JPMorgan	09/18/2024	149	—
5,005,000 PEN	1,315,446 USD	JPMorgan	09/18/2024	—	(19,897)
467,223,999 PHP	7,975,077 USD	JPMorgan	09/18/2024	—	(339,706)
15,157,677 PLN	3,944,160 USD	JPMorgan	09/18/2024	32,192	—
72,117,716 PLN	18,122,300 USD	JPMorgan	09/18/2024	—	(490,197)
128,270,624 SEK	12,582,592 USD	JPMorgan	09/18/2024	81,337	—
137,416,720 SEK	12,833,549 USD	JPMorgan	09/18/2024	—	(559,085)
1,350,689 SGD	1,037,921 USD	JPMorgan	09/18/2024	1,988	—
31,792,270 SGD	23,671,673 USD	JPMorgan	09/18/2024	—	(711,927)

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
208,000,000 THB	5,720,059 USD	JPMorgan	09/18/2024	—	(432,720)
265,337,568 TWD	8,343,863 USD	JPMorgan	09/18/2024	34,714	—
121,309,523 TWD	3,752,720 USD	JPMorgan	09/18/2024	—	(46,134)
35,155,976 USD	52,912,082 AUD	JPMorgan	09/18/2024	670,160	—
3,073,663 USD	4,534,000 AUD	JPMorgan	09/18/2024	—	(3,746)
1,855,141 USD	10,562,999 BRL	JPMorgan	09/18/2024	16,000	—
12,224,328 USD	66,464,960 BRL	JPMorgan	09/18/2024	—	(450,656)
35,666,253 USD	48,487,659 CAD	JPMorgan	09/18/2024	329,249	—
2,101,966 USD	2,828,250 CAD	JPMorgan	09/18/2024	—	(2,374)
24,958,423 USD	21,613,959 CHF	JPMorgan	09/18/2024	510,294	—
9,036,786 USD	7,622,563 CHF	JPMorgan	09/18/2024	—	(54,772)
297,615 USD	1,250,000,000 COP	JPMorgan	09/18/2024	745	—
7,087,970 USD	28,455,146,498 COP	JPMorgan	09/18/2024	—	(296,068)
4,967,984 USD	113,541,668 CZK	JPMorgan	09/18/2024	47,012	—
4,928,569 USD	111,274,566 CZK	JPMorgan	09/18/2024	—	(13,709)
72,127,458 USD	66,063,931 EUR	JPMorgan	09/18/2024	946,473	—
11,411,229 USD	10,239,570 EUR	JPMorgan	09/18/2024	—	(85,145)
35,455,462 USD	27,760,216 GBP	JPMorgan	09/18/2024	1,006,823	—
15,971,236 USD	5,792,082,002 HUF	JPMorgan	09/18/2024	312,588	—
2,038,213 USD	32,964,929,735 IDR	JPMorgan	09/18/2024	91,322	—
48,698 USD	750,000,000 IDR	JPMorgan	09/18/2024	—	(248)
5,229,826 USD	19,386,187 ILS	JPMorgan	09/18/2024	104,116	—
1,993,965 USD	7,205,500 ILS	JPMorgan	09/18/2024	—	(11,434)
1,427,929 USD	120,000,000 INR	JPMorgan	09/18/2024	2,345	—
20,969,096 USD	1,753,979,500 INR	JPMorgan	09/18/2024	—	(63,515)
50,643,572 USD	7,773,534,121 JPY	JPMorgan	09/18/2024	2,639,037	—
11,986,290 USD	1,745,000,000 JPY	JPMorgan	09/18/2024	—	(25,430)
291,291 USD	5,750,000 MXN	JPMorgan	09/18/2024	37	—
31,091,159 USD	561,114,525 MXN	JPMorgan	09/18/2024	—	(2,661,861)
8,188,745 USD	87,646,860 NOK	JPMorgan	09/18/2024	77,907	—
25,136,431 USD	264,144,500 NOK	JPMorgan	09/18/2024	—	(222,924)
43,204,390 USD	70,474,767 NZD	JPMorgan	09/18/2024	854,884	—
2,896,346 USD	4,621,393 NZD	JPMorgan	09/18/2024	—	(7,152)
535,026 USD	2,010,127 PEN	JPMorgan	09/18/2024	1,280	—
798,147 USD	2,982,636 PEN	JPMorgan	09/18/2024	—	(2,374)
6,780,550 USD	388,889,998 PHP	JPMorgan	09/18/2024	140,190	—
494,380 USD	27,778,000 PHP	JPMorgan	09/18/2024	—	(39)
17,516,282 USD	69,200,732 PLN	JPMorgan	09/18/2024	343,386	—
4,693,725 USD	18,074,661 PLN	JPMorgan	09/18/2024	—	(28,927)
31,335,880 USD	328,849,720 SEK	JPMorgan	09/18/2024	713,814	—
14,114,840 USD	18,670,875 SGD	JPMorgan	09/18/2024	205,092	—
9,309,281 USD	12,110,935 SGD	JPMorgan	09/18/2024	—	(20,602)
5,891,048 USD	208,000,000 THB	JPMorgan	09/18/2024	261,731	—
14,101,665 USD	455,155,975 TWD	JPMorgan	09/18/2024	151,720	—
188,647 USD	6,000,000 TWD	JPMorgan	09/18/2024	—	(755)
16,013,911 USD	294,611,224 ZAR	JPMorgan	09/18/2024	491,556	—
2,000,330 USD	35,426,823 ZAR	JPMorgan	09/18/2024	—	(15,557)
15,125,000 ZAR	856,891 USD	JPMorgan	09/18/2024	9,520	—
320,516,693 ZAR	17,275,315 USD	JPMorgan	09/18/2024	—	(681,494)
102,383,410 CNH	14,199,688 USD	JPMorgan	09/19/2024	—	(269,467)
7,707,600,125 KRW	5,802,551 USD	JPMorgan	09/19/2024	30,900	—
12,024,999,999 KRW	8,757,592 USD	JPMorgan	09/19/2024	—	(247,041)
13,886,378 USD	99,318,730 CNH	JPMorgan	09/19/2024	149,667	—
14,433,889 USD	19,840,200,249 KRW	JPMorgan	09/19/2024	422,969	—
1,097,203 USD	1,450,000,000 KRW	JPMorgan	09/19/2024	—	(11,405)
1,336,458,334 CLP	1,471,859 USD	JPMorgan	09/23/2024	9,639	—
7,324,974,664 CLP	7,874,580 USD	JPMorgan	09/23/2024	—	(139,682)
5,023,584 USD	4,671,638,476 CLP	JPMorgan	09/23/2024	87,660	—
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,024,240 USD	3,645,334,960 CLP	JPMorgan	09/23/2024	—	(35,876)
1 AUD	1 USD	JPMorgan	12/18/2024	—	—
5,589,999 BRL	998,422 USD	JPMorgan	12/18/2024	18,505	—
483,499 BRL	84,664 USD	JPMorgan	12/18/2024	—	(93)
14,758,637 CAD	10,978,024 USD	JPMorgan	12/18/2024	—	(6,203)
9,604,961 CHF	11,499,932 USD	JPMorgan	12/18/2024	61,539	—
4,020,240 CHF	4,785,957 USD	JPMorgan	12/18/2024	—	(1,682)
688,919,120 CLP	756,811 USD	JPMorgan	12/18/2024	4,013	—
344,459,560 CLP	375,115 USD	JPMorgan	12/18/2024	—	(1,284)
1,021,559 CNH	145,599 USD	JPMorgan	12/18/2024	29	—
11,461,660 CNH	1,624,623 USD	JPMorgan	12/18/2024	—	(8,641)
75,170,399 CZK	3,339,167 USD	JPMorgan	12/18/2024	10,491	—
8,681,359 EUR	9,708,653 USD	JPMorgan	12/18/2024	67,555	—
1,048,415 GBP	1,388,355 USD	JPMorgan	12/18/2024	10,843	—
750,000,000 IDR	48,540 USD	JPMorgan	12/18/2024	378	—
13,250,000,000 IDR	843,435 USD	JPMorgan	12/18/2024	—	(7,414)
25,000,000 JPY	175,213 USD	JPMorgan	12/18/2024	1,697	—
1,175,000,000 KRW	890,146 USD	JPMorgan	12/18/2024	6,170	—
750,000,000 KRW	563,345 USD	JPMorgan	12/18/2024	—	(895)
11,500,000 MXN	584,359 USD	JPMorgan	12/18/2024	9,870	—
5,750,000 MXN	287,238 USD	JPMorgan	12/18/2024	—	(6)
8,906,249 NOK	845,426 USD	JPMorgan	12/18/2024	4,346	—
8,232,696 NZD	5,162,878 USD	JPMorgan	12/18/2024	15,220	—
14,901,491 NZD	9,294,803 USD	JPMorgan	12/18/2024	—	(22,652)
1,232,948 PEN	329,846 USD	JPMorgan	12/18/2024	980	—
999,711 PEN	265,925 USD	JPMorgan	12/18/2024	—	(728)
27,778,001 PHP	494,090 USD	JPMorgan	12/18/2024	406	—
193,889,998 PHP	3,442,175 USD	JPMorgan	12/18/2024	—	(3,738)
6,494,001 PLN	1,686,645 USD	JPMorgan	12/18/2024	14,360	—
11,000,000 SEK	1,083,775 USD	JPMorgan	12/18/2024	6,229	—
12,110,937 SGD	9,351,532 USD	JPMorgan	12/18/2024	18,712	—
4,844,374 SGD	3,726,693 USD	JPMorgan	12/18/2024	—	(6,434)
1,125,000 THB	33,308 USD	JPMorgan	12/18/2024	—	(195)
226,745 USD	334,500 AUD	JPMorgan	12/18/2024	73	—
7,635,848 USD	11,223,501 AUD	JPMorgan	12/18/2024	—	(25,398)
4,919,507 USD	27,529,623 BRL	JPMorgan	12/18/2024	—	(93,611)
2,152,627 USD	2,891,500 CAD	JPMorgan	12/18/2024	—	(606)
1,320,623 USD	1,098,970 CHF	JPMorgan	12/18/2024	—	(11,878)
0 USD	1 CLP	JPMorgan	12/18/2024	—	—
284 USD	2,000 CNH	JPMorgan	12/18/2024	1	—
2,461,898 USD	10,171,125,374 COP	JPMorgan	12/18/2024	—	(64,899)
11,633,797 USD	10,407,242 EUR	JPMorgan	12/18/2024	—	(76,017)
8,039,783 USD	6,126,981 GBP	JPMorgan	12/18/2024	10,457	—
5,568,205 USD	4,213,057 GBP	JPMorgan	12/18/2024	—	(32,670)
7,457,708 USD	2,646,136,374 HUF	JPMorgan	12/18/2024	—	(40,583)
294,895 USD	4,607,464,867 IDR	JPMorgan	12/18/2024	974	—
265,530 USD	4,107,464,868 IDR	JPMorgan	12/18/2024	—	(1,769)
10,807,914 USD	910,850,266 INR	JPMorgan	12/18/2024	10,246	—
1,265,971 USD	106,564,616 INR	JPMorgan	12/18/2024	—	(304)
19,772,966 USD	2,818,372,647 JPY	JPMorgan	12/18/2024	—	(211,600)
5,932,332 USD	7,836,400,188 KRW	JPMorgan	12/18/2024	—	(36,851)
2,364,402 USD	47,349,250 MXN	JPMorgan	12/18/2024	954	—
6,482,321 USD	127,698,498 MXN	JPMorgan	12/18/2024	—	(103,076)
2,038,979 USD	21,452,124 NOK	JPMorgan	12/18/2024	—	(13,104)
310,667 USD	17,499,999 PHP	JPMorgan	12/18/2024	352	—
44,452 USD	2,500,000 PHP	JPMorgan	12/18/2024	—	(21)
4,831,138 USD	18,614,181 PLN	JPMorgan	12/18/2024	—	(37,757)
10,870,539 USD	110,270,624 SEK	JPMorgan	12/18/2024	—	(68,574)

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
514,501 USD	668,576 SGD	JPMorgan	12/18/2024	711	—
808,916 USD	1,047,690 SGD	JPMorgan	12/18/2024	—	(1,555)
474,436 USD	16,000,000 THB	JPMorgan	12/18/2024	2,046	—
8,452,107 USD	265,337,568 TWD	JPMorgan	12/18/2024	—	(41,235)
1,001,291 USD	18,125,000 ZAR	JPMorgan	12/18/2024	6,473	—
850,556 USD	15,125,002 ZAR	JPMorgan	12/18/2024	—	(9,594)
18,426,825 ZAR	1,036,496 USD	JPMorgan	12/18/2024	11,950	—
24,760,156 ZAR	1,366,135 USD	JPMorgan	12/18/2024	—	(10,548)
14,556,901 USD	11,387,000 GBP	Morgan Stanley	09/11/2024	398,630	—
29,743,321 USD	4,341,350,000 JPY	Morgan Stanley	09/11/2024	—	(16,417)
26,087,471 USD	282,136,000 SEK	Morgan Stanley	09/11/2024	1,399,354	—
36,000,000 AUD	23,912,440 USD	Morgan Stanley	09/18/2024	—	(462,728)
2,970,000 BRL	540,905 USD	Morgan Stanley	09/18/2024	14,796	—
53,845,000 BRL	9,415,108 USD	Morgan Stanley	09/18/2024	—	(123,052)
21,750,000 CHF	24,824,974 USD	Morgan Stanley	09/18/2024	—	(804,046)
25,850,000 EUR	28,256,480 USD	Morgan Stanley	09/18/2024	—	(336,446)
2,200,000 GBP	2,795,629 USD	Morgan Stanley	09/18/2024	—	(94,011)
295,005,000 INR	3,520,640 USD	Morgan Stanley	09/18/2024	4,492	—
647,480,000 INR	7,717,007 USD	Morgan Stanley	09/18/2024	—	(271)
640,000,000 JPY	4,127,778 USD	Morgan Stanley	09/18/2024	—	(259,013)
124,210,000 MXN	6,724,049 USD	Morgan Stanley	09/18/2024	430,854	—
246,750,000 NOK	22,950,324 USD	Morgan Stanley	09/18/2024	—	(322,574)
34,350,000 NZD	21,043,100 USD	Morgan Stanley	09/18/2024	—	(431,764)
19,885,000 PLN	5,184,485 USD	Morgan Stanley	09/18/2024	52,466	—
22,065,000 PLN	5,485,190 USD	Morgan Stanley	09/18/2024	—	(209,454)
171,515,000 TRY	4,920,920 USD	Morgan Stanley	09/18/2024	—	(27,521)
11,992,510 USD	18,050,000 AUD	Morgan Stanley	09/18/2024	228,928	—
10,665,196 USD	56,815,000 BRL	Morgan Stanley	09/18/2024	—	(600,928)
12,715,976 USD	17,400,000 CAD	Morgan Stanley	09/18/2024	201,161	—
33,523,895 USD	30,900,000 EUR	Morgan Stanley	09/18/2024	654,883	—
5,704,164 USD	4,400,000 GBP	Morgan Stanley	09/18/2024	75,116	—
11,246,229 USD	942,485,000 INR	Morgan Stanley	09/18/2024	—	(12,804)
16,106,919 USD	2,435,000,000 JPY	Morgan Stanley	09/18/2024	583,450	—
6,809,406 USD	124,210,000 MXN	Morgan Stanley	09/18/2024	—	(516,211)
17,295,272 USD	184,750,000 NOK	Morgan Stanley	09/18/2024	129,927	—
6,234,921 USD	10,250,000 NZD	Morgan Stanley	09/18/2024	173,153	—
10,665,887 USD	41,950,000 PLN	Morgan Stanley	09/18/2024	160,777	—
20,994,937 USD	220,250,000 SEK	Morgan Stanley	09/18/2024	470,628	—
4,858,387 USD	171,515,000 TRY	Morgan Stanley	09/18/2024	90,055	—
2,058,579 USD	37,075,000 ZAR	Morgan Stanley	09/18/2024	18,532	—
11,098,414 USD	196,675,000 ZAR	Morgan Stanley	09/18/2024	—	(79,782)
233,750,000 ZAR	12,453,680 USD	Morgan Stanley	09/18/2024	—	(642,062)
14,488,060,000 KRW	10,519,950 USD	Morgan Stanley	09/19/2024	—	(329,086)
4,055,005 USD	5,576,345,000 KRW	Morgan Stanley	09/19/2024	120,708	—
6,699,782 USD	8,911,715,000 KRW	Morgan Stanley	09/19/2024	—	(26,458)
17,380,000 BRL	3,122,866 USD	Morgan Stanley	12/18/2024	76,182	—
13,126,135,000 KRW	9,916,995 USD	Morgan Stanley	12/18/2024	41,941	—
8,232,051 USD	692,760,000 INR	Morgan Stanley	12/18/2024	—	(4,146)
731,939 USD	14,470,000 MXN	Morgan Stanley	12/18/2024	—	(9,083)
4,500,343 USD	17,285,000 PLN	Morgan Stanley	12/18/2024	—	(49,243)
4,663,531 USD	179,035,000 TRY	Morgan Stanley	12/18/2024	—	(8,271)
122,635,000 ZAR	6,867,961 USD	Morgan Stanley	12/18/2024	49,363	—
8,630,000 NZD	5,395,971 USD	State Street	09/25/2024	564	—
37,261,000 CAD	26,964,635 USD	UBS	09/11/2024	—	(690,417)
23,833,000 CHF	27,068,698 USD	UBS	09/11/2024	—	(991,647)
11,366,000 GBP	14,996,960 USD	UBS	09/11/2024	69,011	—
2,143,100,000 JPY	14,555,741 USD	UBS	09/11/2024	—	(118,894)
117,714,000 NOK	10,863,231 USD	UBS	09/11/2024	—	(237,617)
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,030,488 USD	38,495,000 AUD	UBS	09/11/2024	1,029,433	—
10,054,105 USD	8,665,000 CHF	UBS	09/11/2024	147,837	—
15,350,535 USD	12,993,000 CHF	UBS	09/11/2024	—	(52,920)
4,541,000 CHF	5,415,417 USD	UBS	09/25/2024	60,134	—
16,500,000 AUD	10,851,482 USD	Wells Fargo	09/11/2024	—	(318,507)
56,000 CHF	64,669 USD	Wells Fargo	09/11/2024	—	(1,264)
830,000 EUR	896,658 USD	Wells Fargo	09/11/2024	—	(21,118)
19,570,000 GBP	25,001,499 USD	Wells Fargo	09/11/2024	—	(701,472)
36,300,000 JPY	252,198 USD	Wells Fargo	09/11/2024	3,638	—
4,015,608,000 JPY	26,230,046 USD	Wells Fargo	09/11/2024	—	(1,266,376)
838,000 NOK	77,864 USD	Wells Fargo	09/11/2024	—	(1,162)
24,165,000 NZD	14,999,844 USD	Wells Fargo	09/11/2024	—	(107,244)
2,776,000 SEK	271,961 USD	Wells Fargo	09/11/2024	1,511	—
105,000 SEK	9,988 USD	Wells Fargo	09/11/2024	—	(241)
916,976 USD	1,272,000 CAD	Wells Fargo	09/11/2024	27,100	—
2,641,550 USD	2,231,000 CHF	Wells Fargo	09/11/2024	—	(14,830)
10,386,133 USD	9,505,000 EUR	Wells Fargo	09/11/2024	124,065	—
167,508 USD	150,000 EUR	Wells Fargo	09/11/2024	—	(1,645)
10,426,054 USD	8,183,000 GBP	Wells Fargo	09/11/2024	321,387	—
998,543 USD	10,843,000 NOK	Wells Fargo	09/11/2024	23,990	—
324,976 USD	3,378,000 SEK	Wells Fargo	09/11/2024	4,122	—
9,330,228 USD	8,016,000 CHF	Wells Fargo	09/25/2024	123,184	—
Total				37,288,082	(48,143,379)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	355	09/2024	AUD	41,384,413	677,323	—
Australian 10-Year Bond	122	09/2024	AUD	14,222,249	165,817	—
Brent Crude	19	09/2024	USD	1,461,670	—	(31,455)
Brent Crude	39	11/2024	USD	2,953,080	—	(151,226)
Brent Crude	40	01/2025	USD	3,005,200	—	(163,252)
Brent Crude	80	03/2025	USD	5,972,800	—	(320,749)
CAC40 Index	119	09/2024	EUR	9,102,310	481,847	—
CAC40 Index	50	09/2024	EUR	3,824,500	182,120	—
Canadian Government 10-Year Bond	328	12/2024	CAD	40,363,680	—	(195,936)
Cocoa	24	12/2024	GBP	1,279,680	—	(30,518)
Cocoa	57	12/2024	USD	4,372,470	246,462	—
Cocoa	5	12/2024	USD	383,550	39,372	—
Coffee	7	12/2024	USD	640,631	5,299	—
Coffee	48	03/2025	USD	4,357,800	129,183	—
Coffee	24	05/2025	USD	2,158,650	56,183	—
Copper	3	09/2024	USD	685,708	7,970	—
Copper	13	12/2024	USD	1,368,738	—	(6,801)
Copper	60	03/2025	USD	6,386,250	—	(271,545)
Copper	30	05/2025	USD	3,213,750	101,956	—
Corn	75	12/2024	USD	1,503,750	25,742	—
Corn	258	03/2025	USD	5,405,100	—	(243,043)
Corn	88	05/2025	USD	1,884,300	4,741	—
Corn	38	05/2025	USD	813,675	—	(4,418)
Cotton	128	12/2024	USD	4,479,360	—	(54,197)
Cotton	6	03/2025	USD	214,950	6,667	—
Cotton	36	03/2025	USD	1,289,700	—	(25,459)
Cotton	21	05/2025	USD	765,135	19,207	—
DJIA Index E-mini	8	09/2024	USD	1,666,120	41,148	—
Euro STOXX 50 Index	2	09/2024	EUR	99,420	1,014	—
Euro STOXX 50 Index	41	09/2024	EUR	2,038,110	—	(8,257)

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	4	12/2024	EUR	475,840	—	(347)
Euro-BTP	29	12/2024	EUR	3,445,780	—	(6,707)
Euro-Bund	167	12/2024	EUR	22,277,800	—	(35,529)
Euro-Buxl 30-Year	9	12/2024	EUR	1,211,760	—	(5,259)
Euro-OAT	14	09/2024	EUR	1,764,980	—	(10,040)
Euro-OAT	20	12/2024	EUR	2,522,400	—	(2,617)
Euro-Schatz	1	12/2024	EUR	106,650	—	(34)
Feeder Cattle	83	10/2024	USD	9,866,625	—	(216,882)
FTSE 100 Index	131	09/2024	GBP	10,987,625	261,894	—
FTSE Taiwan Index	107	09/2024	USD	7,996,110	23,044	—
FTSE Taiwan Index	28	09/2024	USD	2,092,440	22,093	—
FTSE Taiwan Index	1	09/2024	USD	74,730	—	(452)
FTSE/MIB Index	33	09/2024	EUR	5,685,240	252,437	—
FTSE/MIB Index	59	09/2024	EUR	10,164,520	229,166	—
FTSE/MIB Index	1	09/2024	EUR	172,280	5,632	—
Gas Oil	15	01/2025	USD	1,044,000	—	(53,813)
Gas Oil	30	03/2025	USD	2,083,500	—	(168,710)
Gas Oil	15	05/2025	USD	1,037,250	—	(33,167)
Gold 100 oz.	13	12/2024	USD	3,285,880	83,160	—
Gold 100 oz.	9	12/2024	USD	2,274,840	68,665	—
Hard Red Winter Wheat	62	03/2025	USD	1,791,025	—	(123,008)
Hard Red Winter Wheat	30	05/2025	USD	876,000	—	(3,173)
IBEX 35 Index	111	09/2024	EUR	12,690,741	916,514	—
IBEX 35 Index	85	09/2024	EUR	9,718,135	621,119	—
IFSC Nifty 50 Index	109	09/2024	USD	5,535,456	47,246	—
KLCI Index	8	09/2024	MYR	668,600	1,802	—
KOSPI 200 Index	39	09/2024	KRW	3,537,300,000	—	(18,503)
Lead	17	11/2024	USD	871,790	15,176	—
Lead	7	01/2025	USD	362,549	—	(30,829)
Lead	13	03/2025	USD	680,456	—	(37,880)
Lead	7	05/2025	USD	369,810	1,618	—
Lean Hogs	98	10/2024	USD	3,223,220	152,828	—
Lean Hogs	4	12/2024	USD	116,440	5,976	—
Lean Hogs	26	12/2024	USD	756,860	—	(29,244)
Lean Hogs	28	02/2025	USD	844,200	29,007	—
Lean Hogs	54	04/2025	USD	1,719,900	98,576	—
Live Cattle	9	10/2024	USD	642,960	5,815	—
Live Cattle	4	10/2024	USD	285,760	—	(3,476)
Live Cattle	7	10/2024	USD	500,080	—	(21,557)
Live Cattle	21	12/2024	USD	1,491,420	—	(23,635)
Live Cattle	21	02/2025	USD	1,498,980	—	(67,042)
Live Cattle	41	04/2025	USD	2,954,870	—	(66,500)
Long Gilt	195	12/2024	GBP	19,246,500	—	(38,636)
Long Gilt	176	12/2024	GBP	17,371,200	—	(86,753)
Mexican Bolsa IPC Index	1	09/2024	MXN	521,740	—	(700)
MSCI EAFE Index	9	09/2024	USD	1,106,325	34,127	—
MSCI Emerging Markets Index	79	09/2024	USD	4,345,000	29,686	—
MSCI Emerging Markets Index	46	09/2024	USD	2,530,000	—	(16,842)
NASDAQ 100 Index E-mini	2	09/2024	USD	784,920	—	(8,360)
Natural Gas	43	09/2024	USD	914,610	—	(52,843)
Natural Gas	94	12/2024	USD	3,129,260	—	(389,580)
Natural Gas	217	02/2025	USD	6,269,130	—	(702,469)
Natural Gas	111	04/2025	USD	3,134,640	—	(143,292)
Nickel	11	01/2025	USD	1,114,770	—	(138,505)
Nickel	21	03/2025	USD	2,146,090	—	(83,735)
Nickel	11	05/2025	USD	1,134,570	23,159	—
NY Harbor ULSD Heat Oil	8	12/2024	USD	775,622	—	(49,790)
NY Harbor ULSD Heat Oil	16	02/2025	USD	1,542,173	—	(135,944)
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NY Harbor ULSD Heat Oil	8	04/2025	USD	763,426	—	(29,320)
OMXS30 Index	84	09/2024	SEK	21,837,900	95,613	—
Platinum	11	10/2024	USD	512,710	—	(19,764)
Primary Aluminum	1	12/2024	USD	61,448	—	(830)
Primary Aluminum	30	01/2025	USD	1,851,690	—	(76,501)
Primary Aluminum	59	03/2025	USD	3,674,107	—	(105,216)
Primary Aluminum	29	05/2025	USD	1,821,867	91,010	—
RBOB Gasoline	40	09/2024	USD	3,516,576	—	(6,488)
RBOB Gasoline	14	10/2024	USD	1,208,105	394	—
RBOB Gasoline	118	10/2024	USD	10,182,598	—	(494,179)
RBOB Gasoline	10	12/2024	USD	843,276	—	(33,856)
RBOB Gasoline	20	02/2025	USD	1,703,856	—	(117,327)
RBOB Gasoline	9	04/2025	USD	835,493	—	(37,079)
Russell 2000 Index E-mini	7	09/2024	USD	778,085	31,462	—
S&P 500 Index E-mini	32	09/2024	USD	9,057,600	232,574	—
S&P Mid 400 Index E-mini	3	09/2024	USD	929,430	15,476	—
Soybean	38	01/2025	USD	1,932,300	42,405	—
Soybean	75	03/2025	USD	3,869,063	—	(265,386)
Soybean	21	05/2025	USD	1,097,513	12,259	—
Soybean	16	05/2025	USD	836,200	—	(2,586)
Soybean Meal	39	01/2025	USD	1,224,210	8,219	—
Soybean Meal	78	03/2025	USD	2,463,240	—	(62,294)
Soybean Meal	39	05/2025	USD	1,240,200	13,430	—
Soybean Oil	48	01/2025	USD	1,211,328	83,916	—
Soybean Oil	95	03/2025	USD	2,405,400	—	(173,283)
Soybean Oil	47	05/2025	USD	1,195,680	40,419	—
Sugar #11	202	09/2024	USD	4,384,531	148,432	—
Sugar #11	147	09/2024	USD	3,190,723	85,572	—
Sugar #11	127	02/2025	USD	2,796,438	62,807	—
Sugar #11	12	02/2025	USD	264,230	—	(7,936)
Sugar #11	49	04/2025	USD	1,035,037	48,792	—
TOPIX Index	53	09/2024	JPY	1,439,215,000	—	(102,429)
U.S. Long Bond	12	12/2024	USD	1,477,500	—	(16,975)
U.S. Treasury 10-Year Note	209	12/2024	USD	23,734,563	—	(77,633)
U.S. Treasury 10-Year Note	113	12/2024	USD	12,832,563	—	(84,819)
U.S. Treasury 2-Year Note	756	12/2024	USD	156,905,438	—	(166,173)
U.S. Treasury 5-Year Note	378	12/2024	USD	41,352,610	—	(74,234)
U.S. Treasury Ultra Bond	6	12/2024	USD	791,625	—	(10,281)
Wheat	10	12/2024	USD	275,750	—	(7,105)
Wheat	96	03/2025	USD	2,746,800	—	(192,745)
Wheat	47	05/2025	USD	1,371,813	—	(17,013)
WIG 20 Index	523	09/2024	PLN	24,968,020	212,147	—
WTI Crude	16	09/2024	USD	1,176,800	—	(34,002)
WTI Crude	27	09/2024	USD	1,985,850	—	(120,344)
WTI Crude	16	12/2024	USD	1,141,760	2,867	—
WTI Crude	24	12/2024	USD	1,712,640	—	(121,345)
WTI Crude	82	02/2025	USD	5,794,940	—	(406,008)
WTI Crude	41	04/2025	USD	2,876,150	—	(99,463)
Yen Denominated Nikkei 225 Index	1	09/2024	JPY	19,495,000	9,549	—
Zinc	81	11/2024	USD	5,859,682	—	(98,632)
Zinc	1	12/2024	USD	72,600	—	(534)
Zinc	16	01/2025	USD	1,164,400	—	(825)
Zinc	32	03/2025	USD	2,338,000	5,466	—
Zinc	16	05/2025	USD	1,172,500	72,578	—
Total					6,436,178	(7,375,314)

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(9)	09/2024	JPY	(130,275,000)	—	(573)
Australian 10-Year Bond	(407)	09/2024	AUD	(47,446,355)	—	(1,039,330)
Australian 3-Year Bond	(24)	09/2024	AUD	(2,566,645)	1,185	—
Brent Crude	(211)	09/2024	USD	(16,232,230)	1,219,576	—
CAC40 Index	(15)	09/2024	EUR	(1,147,350)	—	(48,537)
Canadian Government 10-Year Bond	(374)	12/2024	CAD	(46,024,440)	325,470	—
Canadian Government 10-Year Bond	(80)	12/2024	CAD	(9,844,800)	19,068	—
Coffee	(21)	12/2024	USD	(1,921,894)	—	(87,868)
Coffee	(100)	12/2024	USD	(9,151,875)	—	(215,039)
Copper	(14)	12/2024	USD	(1,474,025)	—	(9,472)
Copper	(161)	12/2024	USD	(16,951,288)	—	(441,873)
Corn	(242)	12/2024	USD	(4,852,100)	5,143	—
Corn	(14)	12/2024	USD	(280,700)	—	(6,409)
Corn	(371)	12/2024	USD	(7,438,550)	—	(81,506)
Cotton	(43)	12/2024	USD	(1,504,785)	33,545	—
Cotton	(13)	12/2024	USD	(454,935)	15,097	—
DAX Index	(36)	09/2024	EUR	(17,055,900)	—	(538,977)
Euro STOXX 50 Index	(91)	09/2024	EUR	(4,523,610)	—	(185,956)
Euro-Bund	(185)	09/2024	EUR	(24,773,350)	—	(195,322)
Euro-Bund	(174)	12/2024	EUR	(23,211,600)	—	(7,940)
FTSE 100 Index	(38)	09/2024	GBP	(3,187,250)	—	(96,076)
FTSE 100 Index	(76)	09/2024	GBP	(6,374,500)	—	(214,399)
FTSE China A50 Index	(146)	09/2024	USD	(1,715,500)	6,945	—
FTSE/JSE Top 40 Index	(139)	09/2024	ZAR	(105,844,330)	—	(68,322)
FTSE/JSE Top 40 Index	(194)	09/2024	ZAR	(147,725,180)	—	(419,792)
FTSE/MIB Index	(31)	09/2024	EUR	(5,340,680)	—	(163,726)
Gas Oil	(19)	10/2024	USD	(1,331,425)	27,246	—
Gas Oil	(43)	11/2024	USD	(3,006,775)	119,309	—
Hard Red Winter Wheat	(42)	12/2024	USD	(1,187,025)	4,262	—
Hard Red Winter Wheat	(7)	12/2024	USD	(197,838)	419	—
Hard Red Winter Wheat	(65)	12/2024	USD	(1,837,063)	—	(5,942)
IBEX 35 Index	(7)	09/2024	EUR	(800,317)	—	(3,070)
IFSC Nifty 50 Index	(121)	09/2024	USD	(6,144,864)	—	(61,158)
Japanese 10-Year Government Bond	(18)	09/2024	JPY	(2,604,960,000)	13,523	—
Japanese 10-Year Government Bond	(29)	09/2024	JPY	(4,196,880,000)	7,308	—
Japanese 10-Year Government Bond	(11)	09/2024	JPY	(1,591,920,000)	—	(137,393)
Lean Hogs	(43)	10/2024	USD	(1,414,270)	—	(93,604)
Mexican Bolsa IPC Index	(131)	09/2024	MXN	(68,347,940)	19,889	—
MSCI Singapore Index	(146)	09/2024	SGD	(4,693,170)	—	(24,389)
Natural Gas	(43)	09/2024	USD	(914,610)	83,091	—
Natural Gas	(842)	10/2024	USD	(21,033,160)	1,967,412	—
Nickel	(2)	09/2024	USD	(199,077)	—	(4,803)
Nickel	(4)	09/2024	USD	(398,154)	—	(8,523)
Nickel	(73)	11/2024	USD	(7,335,094)	—	(198,644)
Nickel	(5)	12/2024	USD	(504,584)	7,885	—
NY Harbor ULSD Heat Oil	(17)	09/2024	USD	(1,626,706)	85,062	—
NY Harbor ULSD Heat Oil	(31)	09/2024	USD	(2,966,347)	36,209	—
NY Harbor ULSD Heat Oil	(27)	10/2024	USD	(2,601,056)	133,327	—
OMXS30 Index	(40)	09/2024	SEK	(10,399,000)	—	(30,968)
Palladium	(6)	12/2024	USD	(577,680)	—	(12,993)
Primary Aluminum	(72)	09/2024	USD	(4,381,020)	—	(307,513)
Primary Aluminum	(194)	11/2024	USD	(11,859,463)	—	(649,189)
RBOB Gasoline	(6)	09/2024	USD	(527,486)	24,646	—
S&P 500 Index E-mini	(9)	09/2024	USD	(2,547,450)	—	(97,193)
S&P 500 Index E-mini	(33)	09/2024	USD	(9,340,650)	—	(261,122)
S&P/TSX 60 Index	(23)	09/2024	CAD	(6,448,740)	—	(115,175)
S&P/TSX 60 Index	(30)	09/2024	CAD	(8,411,400)	—	(288,339)
Silver	(7)	12/2024	USD	(1,020,005)	12,863	—
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Silver	(2)	12/2024	USD	(291,430)	11,421	—
Soybean	(192)	11/2024	USD	(9,600,000)	986,939	—
Soybean	(73)	11/2024	USD	(3,650,000)	264,069	—
Soybean	(51)	11/2024	USD	(2,550,000)	—	(82,976)
Soybean Meal	(68)	12/2024	USD	(2,128,400)	124,845	—
Soybean Meal	(18)	12/2024	USD	(563,400)	—	(8,739)
Soybean Meal	(40)	12/2024	USD	(1,252,000)	—	(18,476)
Soybean Oil	(26)	12/2024	USD	(655,356)	—	(8,154)
Soybean Oil	(197)	12/2024	USD	(4,965,582)	—	(205,516)
SPI 200 Index	(79)	09/2024	AUD	(15,896,775)	—	(339,628)
SPI 200 Index	(164)	09/2024	AUD	(33,000,900)	—	(750,294)
Sugar #11	(37)	09/2024	USD	(803,107)	30,635	—
Thai SET50 Index	(842)	09/2024	THB	(143,729,400)	—	(178,953)
TOPIX Index	(33)	09/2024	JPY	(896,115,000)	19,734	—
TOPIX Index	(22)	09/2024	JPY	(597,410,000)	—	(51,546)
U.S. Long Bond	(271)	12/2024	USD	(33,366,875)	294,265	—
U.S. Treasury 10-Year Note	(2,164)	12/2024	USD	(245,749,250)	1,392,367	—
U.S. Treasury Ultra Bond	(56)	12/2024	USD	(7,388,500)	84,133	—
U.S. Treasury Ultra Bond	(10)	12/2024	USD	(1,319,375)	23,575	—
Wheat	(269)	12/2024	USD	(7,417,675)	103,126	—
Wheat	(129)	12/2024	USD	(3,557,175)	—	(102,712)
WTI Crude	(215)	10/2024	USD	(15,619,750)	692,105	—
Zinc	(56)	09/2024	USD	(4,002,208)	—	(199,504)
Total					8,195,694	(8,067,633)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,000,000	7,000,000	3.75	11/18/2024	186,200	230,940
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	12,000,000	12,000,000	3.80	04/10/2025	368,400	560,354
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	6,000,000	6,000,000	3.25	08/19/2025	183,900	157,926
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	20,000,000	20,000,000	3.75	09/20/2024	600,000	519,990
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	4.00	11/06/2024	750,000	1,229,757
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	5,000,000	5,000,000	3.75	11/29/2024	158,500	172,452
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	23,000,000	23,000,000	3.80	09/20/2024	295,550	419,693
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.90	12/06/2024	147,000	280,723
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	4.00	05/07/2025	522,500	946,543
Total							3,212,050	4,518,378

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	5,000,000	5,000,000	4.50	04/25/2025	122,750	20,924
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	20,000,000	20,000,000	4.50	04/16/2025	471,000	79,436
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	8,000,000	8,000,000	4.50	04/28/2025	188,000	33,768
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	9,000,000	9,000,000	4.50	10/07/2024	46,647	271
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	30,000,000	30,000,000	4.50	10/10/2024	228,000	1,278
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	30,000,000	30,000,000	4.50	10/02/2024	145,500	594
Total							1,201,897	136,271

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(16,000,000)	(16,000,000)	3.25	9/03/2024	(96,000)	(6)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(10,000,000)	(10,000,000)	3.20	9/05/2024	(70,000)	(812)
Total							(166,000)	(818)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	09/10/2026	AUD	29,800,000	(35,427)	—	—	—	(35,427)
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/16/2026	CHF	47,800,000	366,813	—	—	366,813	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/16/2026	NOK	123,300,000	(80,860)	—	—	—	(80,860)
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/16/2026	CAD	13,700,000	(97,093)	—	—	—	(97,093)
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	09/16/2026	NZD	67,400,000	(220,575)	—	—	—	(220,575)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	09/16/2026	SEK	464,800,000	(269,409)	—	—	—	(269,409)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/16/2026	USD	31,100,000	(277,734)	—	—	—	(277,734)
3-Month AUD BBSW	Fixed rate of 3.500%	Receives Quarterly, Pays Quarterly	JPMorgan	12/10/2026	AUD	208,300,000	99,560	—	—	99,560	—
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	12/10/2026	AUD	16,500,000	(5,510)	—	—	—	(5,510)
3-Month AUD BBSW	Fixed rate of 3.500%	Receives Quarterly, Pays Quarterly	JPMorgan	12/10/2026	AUD	58,900,000	(9,637)	—	—	—	(9,637)
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/16/2026	CHF	270,200,000	3,106,811	—	—	3,106,811	—
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/16/2026	EUR	148,400,000	1,315,150	—	—	1,315,150	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/16/2026	GBP	108,200,000	460,084	—	—	460,084	—
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/16/2026	EUR	103,300,000	83,931	—	—	83,931	—
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/16/2026	USD	34,800,000	31,206	—	—	31,206	—
Fixed rate of 3.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/16/2026	CAD	23,500,000	24,077	—	—	24,077	—
Fixed rate of 0.500%	SARON	Receives Annually, Pays Annually	JPMorgan	12/16/2026	CHF	47,000,000	23,880	—	—	23,880	—
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/16/2026	NZD	16,600,000	18,077	—	—	18,077	—
3-Month NZD Bank Bill	Fixed rate of 3.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/16/2026	NZD	5,500,000	12,568	—	—	12,568	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/16/2026	USD	1,300,000	494	—	—	494	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/16/2026	NOK	214,000,000	369	—	—	369	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	12/16/2026	SEK	1,000,000	12	—	—	12	—
Fixed rate of 0.500%	SARON	Receives Annually, Pays Annually	JPMorgan	12/16/2026	CHF	400,000	(113)	—	—	—	(113)
3-Month SEK STIBOR	Fixed rate of 2.000%	Receives Quarterly, Pays Annually	JPMorgan	12/16/2026	SEK	9,000,000	(929)	—	—	—	(929)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/16/2026	EUR	4,700,000	(2,495)	—	—	—	(2,495)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/16/2026	USD	12,800,000	(2,652)	—	—	—	(2,652)
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/16/2026	NOK	25,000,000	(4,546)	—	—	—	(4,546)
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/16/2026	CHF	17,900,000	(32,501)	—	—	—	(32,501)
Fixed rate of 0.500%	TONA	Receives Annually, Pays Annually	JPMorgan	12/16/2026	JPY	8,246,400,000	(39,684)	—	—	—	(39,684)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/16/2026	GBP	51,600,000	(64,366)	—	—	—	(64,366)
Fixed rate of 3.000%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/16/2026	CAD	109,500,000	(96,224)	—	—	—	(96,224)
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/16/2026	NZD	64,600,000	(222,760)	—	—	—	(222,760)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	12/16/2026	SEK	393,100,000	(240,538)	—	—	—	(240,538)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/16/2026	NOK	461,500,000	(254,076)	—	—	—	(254,076)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/16/2026	USD	156,000,000	(1,314,286)	—	—	—	(1,314,286)
Fixed rate of 3.500%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/10/2027	NZD	31,300,000	—	—	—	—	—
3-Month AUD BBSW	Fixed rate of 3.500%	Receives Quarterly, Pays Quarterly	JPMorgan	03/11/2027	AUD	25,300,000	—	—	—	—	—
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/17/2027	JPY	3,090,500,000	—	—	—	—	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/17/2027	GBP	10,800,000	—	—	—	—	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/19/2029	GBP	100,000	202	—	—	202	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/19/2029	GBP	2,100,000	(30,399)	—	—	—	(30,399)

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/12/2029	NZD	1,600,000	7,490	—	—	7,490	—
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/13/2029	AUD	800,000	1,243	—	—	1,243	—
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/13/2029	AUD	200,000	(111)	—	—	—	(111)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/19/2029	EUR	9,700,000	30,771	—	—	30,771	—
Fixed rate of 1.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/19/2029	CHF	1,100,000	16,677	—	—	16,677	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/19/2029	SEK	8,000,000	13,758	—	—	13,758	—
Fixed rate of 1.000%	TONA	Receives Annually, Pays Annually	JPMorgan	12/19/2029	JPY	30,000,000	8,060	—	—	8,060	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/19/2029	GBP	12,000,000	7,598	—	—	7,598	—
Fixed rate of 3.000%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/19/2029	CAD	600,000	2,960	—	—	2,960	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/19/2029	USD	1,400,000	923	—	—	923	—
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/19/2029	NOK	2,000,000	467	—	—	467	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/19/2029	GBP	200,000	322	—	—	322	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/19/2029	SEK	2,000,000	(130)	—	—	—	(130)
Fixed rate of 3.000%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/19/2029	CAD	200,000	(320)	—	—	—	(320)
Fixed rate of 1.000%	TONA	Receives Annually, Pays Annually	JPMorgan	12/19/2029	JPY	20,000,000	(324)	—	—	—	(324)
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/19/2029	NOK	5,000,000	(2,185)	—	—	—	(2,185)
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/19/2029	USD	700,000	(2,298)	—	—	—	(2,298)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/19/2029	EUR	16,200,000	(9,233)	—	—	—	(9,233)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/19/2029	GBP	2,700,000	(29,798)	—	—	—	(29,798)
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/20/2030	USD	1,400,000	—	—	—	—	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/20/2030	EUR	4,500,000	—	—	—	—	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/20/2030	GBP	3,800,000	—	—	—	—	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/07/2034	AUD	7,300,000	97,037	—	—	97,037	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/20/2034	SEK	116,900,000	265,399	—	—	265,399	—
Fixed rate of 3.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/20/2034	CAD	3,400,000	128,743	—	—	128,743	—
SARON	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2034	CHF	800,000	(28,781)	—	—	—	(28,781)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2034	GBP	10,000,000	(295,473)	—	—	—	(295,473)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/07/2034	AUD	5,900,000	(13,534)	—	—	—	(13,534)
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/07/2034	AUD	62,100,000	(238,780)	—	—	—	(238,780)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/13/2034	NZD	30,500,000	86,753	—	—	86,753	—
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/13/2034	NZD	300,000	(2,390)	—	—	—	(2,390)
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/20/2034	SEK	123,400,000	253,090	—	—	253,090	—
CORRA	Fixed rate of 3.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/20/2034	CAD	23,800,000	141,770	—	—	141,770	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	GBP	10,300,000	102,324	—	—	102,324	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/20/2034	EUR	26,600,000	93,956	—	—	93,956	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	JPY	3,164,900,000	45,787	—	—	45,787	—
Fixed rate of 3.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/20/2034	CAD	2,000,000	35,833	—	—	35,833	—
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/20/2034	NOK	24,200,000	9,311	—	—	9,311	—
SARON	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	CHF	200,000	716	—	—	716	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2034	USD	100,000	211	—	—	211	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	GBP	700,000	(60)	—	—	—	(60)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	JPY	185,000,000	(2,519)	—	—	—	(2,519)
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/20/2034	NOK	158,400,000	(93,353)	—	—	—	(93,353)
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2034	USD	33,200,000	(245,316)	—	—	—	(245,316)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	GBP	17,500,000	(314,735)	—	—	—	(314,735)
SARON	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	CHF	53,400,000	(1,365,672)	—	—	—	(1,365,672)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/14/2035	NZD	17,800,000	—	—	—	—	—
Fixed rate of 3.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/21/2035	NOK	30,800,000	—	—	—	—	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/21/2035	USD	1,500,000	—	—	—	—	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/16/2054	GBP	400,000	18,119	—	—	18,119	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/16/2054	GBP	1,500,000	(5,797)	—	—	—	(5,797)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/16/2054	GBP	600,000	26,248	—	—	26,248	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/16/2054	USD	400,000	6,051	—	—	6,051	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/16/2054	EUR	400,000	4,097	—	—	4,097	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/16/2054	GBP	3,300,000	(9,550)	—	—	—	(9,550)
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/16/2054	EUR	7,600,000	(79,671)	—	—	—	(79,671)

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	03/17/2055	EUR	1,000,000	—	—	—	—	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/17/2055	GBP	3,000,000	—	—	—	—	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/17/2055	USD	1,100,000	—	—	—	—	—
Fixed rate of 2.763%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	04/04/2034	SEK	75,900,000	342,355	—	—	342,355	—
Fixed rate of 2.656%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	07/03/2034	SEK	92,000,000	269,719	—	—	269,719	—
Fixed rate of 2.320%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	08/05/2034	SEK	29,000,000	2,453	—	—	2,453	—
Total							1,521,631	—	—	7,563,475	(6,041,844)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	3,000,000	(48,997)	—	—	—	(48,997)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.660	USD	1,200,000	(204,759)	600	—	(262,519)	58,360	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.660	USD	500,000	(85,316)	250	—	(93,353)	8,287	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.660	USD	2,000,000	(341,264)	1,000	—	(297,405)	—	(42,859)
Total								(631,339)	1,850	—	(653,277)	66,647	(42,859)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in total return of TAIEX Index September Futures	Decrease in total return of TAIEX Index September Futures	At Termination	Goldman Sachs	09/18/2024	TWD	147,298,800	(13,553)	—	—	—	—	(13,553)
Decrease in total return of DTOP Index September Futures	Increase in total return of DTOP Index September Futures	At Termination	Goldman Sachs	09/19/2024	ZAR	1,840,410	(6,011)	—	—	—	—	(6,011)
Decrease in total return of WIG 20 Index September Futures	Increase in total return of WIG 20 Index September Futures	At Termination	Goldman Sachs	09/20/2024	PLN	2,148,300	(2,344)	—	—	—	—	(2,344)
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	195,492,484	107,818	23,390	—	—	131,208	—
Total return on MSCI Switzerland Net Return CHF Index	SARON plus 0.002%	Monthly	JPMorgan	09/18/2024	CHF	1,491,611	25,346	(475)	—	—	24,871	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.000%	Monthly	JPMorgan	09/18/2024	EUR	667,516	24,303	(648)	—	—	23,655	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.000%	Monthly	JPMorgan	09/18/2024	EUR	530,259	19,306	(515)	—	—	18,791	—
ESTR	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	1,140,108	5,178	1,076	—	—	6,254	—
ESTR	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	1,089,767	4,950	1,028	—	—	5,978	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	7,360,258	4,059	881	—	—	4,940	—
3-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	6,662,351	3,674	798	—	—	4,472	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	6,328,813	3,490	758	—	—	4,248	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.000%	Monthly	JPMorgan	09/18/2024	EUR	89,787	3,269	(91)	—	—	3,178	—

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	528,822	2,402	499	—	—	2,901	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	4,038,892	2,228	483	—	—	2,711	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,978,631	2,194	476	—	—	2,670	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,804,855	2,098	456	—	—	2,554	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,356,401	1,851	402	—	—	2,253	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,291,936	1,816	393	—	—	2,209	—
ESTR	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	398,415	1,810	376	—	—	2,186	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,747,804	2,167	—	—	—	2,167	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,209,252	1,770	384	—	—	2,154	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,108,350	1,714	372	—	—	2,086	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,619,667	1,829	241	—	—	2,070	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	5,409,357	1,731	202	—	—	1,933	—
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	305,403	1,387	288	—	—	1,675	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	4,937,379	1,643	—	—	—	1,643	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	5,226,310	1,497	(81)	—	—	1,416	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,291,021	1,297	—	—	—	1,297	—
ESTR	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	233,487	1,061	220	—	—	1,281	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	3,382,901	1,158	42	—	—	1,200	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	1,784,008	984	213	—	—	1,197	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/18/2024	ZAR	1,383,202	763	165	—	—	928	—
ESTR	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	144,791	658	136	—	—	794	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	3,417,762	136	—	—	—	136	—
1-Month PLN WIBOR minus 0.010%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	09/18/2024	PLN	1,086	—	—	—	—	—	—
1-Month PLN WIBOR minus 0.010%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	09/18/2024	PLN	434	—	—	—	—	—	—
1-Month PLN WIBOR minus 0.010%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	09/18/2024	PLN	217	—	—	—	—	—	—

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month PLN WIBOR minus 0.010%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	09/18/2024	PLN	434	—	—	—	—	—	—
1-Month PLN WIBOR minus 0.010%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	09/18/2024	PLN	469,021	(251)	178	—	—	—	(73)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	3,028,589	(92)	—	—	—	—	(92)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	942,722	350	(454)	—	—	—	(104)
1-Month PLN WIBOR minus 0.010%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	09/18/2024	PLN	758,819	(406)	288	—	—	—	(118)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	1,184,445	439	(570)	—	—	—	(131)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	1,458,398	541	(702)	—	—	—	(161)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	1,680,784	624	(809)	—	—	—	(185)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	1,788,754	664	(861)	—	—	—	(197)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	2,125,555	789	(1,023)	—	—	—	(234)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	2,831,388	1,051	(1,363)	—	—	—	(312)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	2,968,365	1,101	(1,428)	—	—	—	(327)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	3,074,723	1,141	(1,480)	—	—	—	(339)
SORA plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/18/2024	SGD	448,617	(344)	—	—	—	—	(344)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	3,395,409	1,260	(1,634)	—	—	—	(374)
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	444,560	(371)	(45)	—	—	—	(416)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	6,832,718	2,535	(3,288)	—	—	—	(753)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	7,467,645	2,771	(3,594)	—	—	—	(823)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	5,090,500	(807)	(158)	—	—	—	(965)
1-Month CAD Canada Bankers’ Acceptances minus 0.006%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	09/18/2024	CAD	149,339	(1,336)	95	—	—	—	(1,241)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	12,890,309	4,783	(6,204)	—	—	—	(1,421)
ESTR minus 0.004%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	206,728	(1,508)	—	—	—	—	(1,508)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	1,760,753	(1,706)	(257)	—	—	—	(1,963)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	2,479,671	(2,402)	(362)	—	—	—	(2,764)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	4,072,025	(3,323)	(209)	—	—	—	(3,532)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	4,679,256	(3,422)	(291)	—	—	—	(3,713)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	4,686,287	(4,110)	—	—	—	—	(4,110)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	39,844,090	14,784	(19,176)	—	—	—	(4,392)

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month SEK STIBOR minus 0.002%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	09/18/2024	SEK	1,548,727	(4,551)	103	—	—	—	(4,448)
SORA plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/18/2024	SGD	455,496	(4,905)	—	—	—	—	(4,905)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	09/18/2024	BRL	44,672,114	16,576	(21,500)	—	—	—	(4,924)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	4,829,348	(4,425)	(627)	—	—	—	(5,052)
SORA plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/18/2024	SGD	794,919	(5,352)	55	—	—	—	(5,297)
1-Month SEK STIBOR minus 0.002%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	09/18/2024	SEK	1,885,406	(5,541)	126	—	—	—	(5,415)
1-Month SEK STIBOR minus 0.002%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	09/18/2024	SEK	2,020,078	(5,936)	134	—	—	—	(5,802)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/18/2024	MXN	5,221,130	(5,057)	(763)	—	—	—	(5,820)
1-Month SEK STIBOR minus 0.002%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	09/18/2024	SEK	2,087,414	(6,134)	139	—	—	—	(5,995)
1-Month SEK STIBOR minus 0.002%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	09/18/2024	SEK	2,222,086	(6,530)	148	—	—	—	(6,382)
ESTR minus 0.002%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	466,643	(7,521)	401	—	—	—	(7,120)
SORA plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/18/2024	SGD	779,091	(7,650)	—	—	—	—	(7,650)
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month CAD Canada Bankers’ Acceptances minus 0.006%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	09/18/2024	CAD	1,066,705	(9,546)	685	—	—	—	(8,861)
SORA plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/18/2024	SGD	1,000,257	(10,230)	631	—	—	—	(9,599)
ESTR minus 0.002%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	701,971	(11,315)	604	—	—	—	(10,711)
1-Month SEK STIBOR minus 0.002%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	09/18/2024	SEK	4,376,836	(12,862)	292	—	—	—	(12,570)
ESTR minus 0.002%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	09/18/2024	EUR	1,074,848	(17,325)	925	—	—	—	(16,400)
1-Month CAD Canada Bankers’ Acceptances minus 0.006%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	09/18/2024	CAD	2,005,405	(17,947)	1,288	—	—	—	(16,659)
1-Month AUD BBSW plus 0.003%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	09/18/2024	AUD	2,823,577	(26,914)	2,135	—	—	—	(24,779)
Increase in total return of KOSPI 200 Index September Futures	Decrease in total return of KOSPI 200 Index September Futures	At Termination	Morgan Stanley	09/12/2024	KRW	13,151,500,000	(655,786)	—	—	—	—	(655,786)
Increase in total return of Swiss Market Index September Futures	Decrease in total return of Swiss Market Index September Futures	At Termination	Morgan Stanley	09/20/2024	CHF	11,203,200	200,050	—	—	—	200,050	—
Decrease in total return of Swiss Market Index September Futures	Increase in total return of Swiss Market Index September Futures	At Termination	Morgan Stanley	09/20/2024	CHF	1,742,720	(46,593)	—	—	—	—	(46,593)
Increase in total return of Ibovespa Index October Futures	Decrease in total return of Ibovespa Index October Futures	At Termination	Morgan Stanley	10/16/2024	BRL	24,173,100	137,862	—	—	—	137,862	—
Total							(291,198)	(27,102)	—	—	604,968	(923,268)

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month AUD BBSW	Bank Bill Swap Rate	4.305%
1-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	4.995%
1-Month PLN WIBOR	Warsaw Interbank Offer Rate	5.830%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.507%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	8.125%
3-Month AUD BBSW	Bank Bill Swap Rate	4.394%
3-Month NZD Bank Bill	Bank Bill Rate	5.230%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.287%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	10.998%
6-Month AUD BBSW	Bank Bill Swap Rate	4.528%
6-Month EURIBOR	Euro Interbank Offered Rate	3.360%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	4.720%
ESTR	Euro Short Term Rate	3.664%
CORRA	Canadian Overnight Repo Rate Average	4.530%
Overnight BRL CDI	Interbank Certificate of Deposit	10.400%
SARON	Swiss Average Rate Overnight	1.215%
SOFR	Secured Overnight Financing Rate	5.330%
SONIA	Sterling Overnight Index Average	4.950%
SORA	Singapore Overnight Rate Average	3.432%
TONA	Tokyo Overnight Average Rate	0.228%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $100,788,959, which represents 18.86% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $1,939,509, which represents 0.36% of total net assets.

(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2024 and is not reflective of the cash flow payments.

(e)	Valuation based on significant unobservable inputs.
(f)	Variable rate security. The interest rate shown was the current rate as of August 31, 2024.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2024:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
09/16/2054 5.500%	(2,000,000)	09/16/2024	(2,018,125)	(2,013,580)

(k)	Represents a security purchased on a when-issued basis.
(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	229,459,285	153,356,789	(141,116,370)	(4,187)	241,695,517	4,690	3,162,199	241,743,866
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CDI	CHESS Depository Interest
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2024 (Unaudited)
Currency Legend (continued)
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Multi Strategy Alternatives Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT259_05_P01_(10/24)